Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans Segments

	2012	2011
Commercial and Industrial	$267,080	$256,058
Construction	206,391	284,984
Real estate—commercial mortgage	530,042	522,052
Real estate—residential mortgage	372,591	414,957
Installment	56,302	26,525
Deferred loan fees and related costs	(131)	157

Total loans	$1,432,275	$1,504,733

Allowance for loan losses

	2012
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947
Charge-offs	(18,489)	(10,965)	(11,462)	(9,033)	(603)		(50,552)
Recoveries	1,140	4,387	2,397	848	221		8,993
Provision	9,997	(2,520)	1,826	6,078	(798)	411	14,994

Ending balance	$6,253	$15,728	$9,862	$9,953	$887	$5,699	$48,382

Ending balance: attributable to loans individually evaluated for impairment	$2,005	$5,318	$3,193	$4,112	$155		$14,783

Recorded investment: loans individually evaluated for impairment	$23,485	$34,764	$49,374	$32,928	$436

Ending balance: attributable to loans collectively evaluated for impairment	$4,248	$10,410	$6,669	$5,841	$732	$5,699	$33,599

Recorded investment: loans collectively evaluated for impairment	$243,595	$171,627	$480,668	$339,663	$55,866

	2011
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253
Charge-offs	(19,005)	(97,036)	(23,760)	(15,403)	(1,386)		(156,590)
Recoveries	1,834	2,229	1,382	694	295		6,434
Provision	12,166	36,581	14,053	8,796	(242)	(3,504)	67,850

Ending balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947

Ending balance: attributable to loans individually evaluated for impairment	$6,160	$9,637	$4,486	$5,382	$38		$25,703

Recorded investment: loans individually evaluated for impairment	$39,514	$72,053	$60,809	$38,965	$292

Ending balance: attributable to loans collectively evaluated for impairment	$7,445	$15,189	$12,615	$6,678	$2,029	$5,288	$49,244

Recorded investment: loans collectively evaluated for impairment	$216,544	$212,931	$461,243	$375,992	$26,233

Impaired loans

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$20,388	$28,576	$—	$21,860	$18
Construction
1-4 family residential construction	2,328	2,925	—	2,342	—
Commercial construction	17,739	42,591	—	19,281	4
Real estate
Commercial Mortgage
Owner occupied	21,277	26,246	—	19,163	323
Non-owner occupied	7,639	17,426	—	7,830	156
Residential Mortgage
Secured by 1-4 family, 1st lien	8,302	10,966	—	8,686	3
Secured by 1-4 family, junior lien	6,870	10,597	—	7,569	24
Installment	220	469	—	221	6

	$84,763	$139,796	$—	$86,952	$534

With an allowance recorded:
Commercial & Industrial	$3,097	$3,103	$2,005	$3,247	$39
Construction
1-4 family residential construction	—	—	—	—	—
Commercial construction	14,697	16,418	5,318	16,247	233
Real estate
Commercial Mortgage
Owner occupied	13,961	13,998	2,417	15,531	318
Non-owner occupied	6,497	6,497	776	6,516	260
Residential Mortgage
Secured by 1-4 family, 1st lien	13,873	14,082	2,645	14,195	544
Secured by 1-4 family, junior lien	3,883	3,899	1,467	3,927	140
Installment	216	217	155	217	5

	$56,224	$58,214	$14,783	$59,880	$1,539

Total:
Commercial & Industrial	$23,485	$31,679	$2,005	$25,107	$57
Construction	34,764	61,934	5,318	37,870	237
Real estate-commercial mortgage	49,374	64,167	3,193	49,040	1,057
Real estate-residential mortgage	32,928	39,544	4,112	34,377	711
Installment	436	686	155	438	11

Total	$140,987	$198,010	$14,783	$146,832	$2,073

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$29,281	$36,244	$—	$30,249	$1,491
Construction
1-4 family residential construction	3,774	5,146	—	3,890	—
Commercial construction	34,441	73,369	—	35,229	187
Real estate
Commercial Mortgage
Owner occupied	17,663	21,225	—	18,213	380
Non-owner occupied	11,312	24,170	—	11,716	305
Residential Mortgage
Secured by 1-4 family, 1st lien	13,705	15,524	—	14,238	131
Secured by 1-4 family, junior lien	4,580	6,828	—	4,709	3
Installment	242	627	—	250	—

	$114,998	$183,133	$—	$118,494	$2,497

With an allowance recorded:
Commercial & Industrial	$10,233	$10,647	$6,160	$10,476	$34
Construction
1-4 family residential construction	6,454	6,504	2,387	6,722	237
Commercial construction	27,384	60,330	7,250	28,833	168
Real estate
Commercial Mortgage
Owner occupied	27,441	27,503	3,641	27,679	824
Non-owner occupied	4,393	6,008	845	4,432	—
Residential Mortgage
Secured by 1-4 family, 1st lien	18,617	19,061	4,225	18,756	767
Secured by 1-4 family, junior lien	2,063	2,171	1,157	2,150	10
Installment	50	50	38	54	—

	$96,635	$132,274	$25,703	$99,102	$2,040

Total:
Commercial & Industrial	$39,514	$46,891	$6,160	$40,725	$1,525
Construction	72,053	145,349	9,637	74,674	592
Real estate-commercial mortgage	60,809	78,906	4,486	62,040	1,509
Real estate-residential mortgage	38,965	43,584	5,382	39,853	911
Installment	292	677	38	304	—

Total	$211,633	$315,407	$25,703	$217,596	$4,537

Non-performing assets

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Foreclosed real estate and repossessed assets	32,215	63,613

Non-performing assets	$130,650	$196,858

Nonaccrual and past due loans

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161

Total non-performing loans	98,435	133,245
TDRs on accrual	16,945	21,168
Impaired loans on accrual	25,607	57,220

Total impaired loans	$140,987	$211,633

Age analysis of past due loans

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$402	$141	$23,436	$23,979	$243,101	$267,080	$1,024
Construction
1-4 family residential construction	—	—	2,328	2,328	15,181	17,509	—
Commercial construction	973	780	26,177	27,930	160,952	188,882	—
Real estate
Commercial Mortgage
Owner occupied	1,882	87	19,920	21,889	269,863	291,752	—
Non-owner occupied	50	—	5,112	5,162	233,128	238,290	—
Residential Mortgage
Secured by 1-4 family, 1st lien	3,098	3,394	15,918	22,410	202,641	225,051	—
Secured by 1-4 family, junior lien	527	421	5,289	6,237	141,303	147,540	—
Installment	3	11	255	269	56,033	56,302	—
Deferred loan fees and related costs	—	—	—	—	(131)	(131)	—

Total	$6,935	$4,834	$98,435	$110,204	$1,322,071	$1,432,275	$1,024

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$1,715	$2,179	$17,097	$20,991	$235,067	$256,058	$—
Construction
1-4 family residential construction	594	—	4,415	5,009	18,522	23,531	—
Commercial construction	2,490	2,069	54,593	59,152	202,301	261,453	—
Real estate
Commercial Mortgage
Owner occupied	1,145	861	23,250	25,256	280,745	306,001	—
Non-owner occupied	3,647	193	9,076	12,916	203,135	216,051	—
Residential Mortgage
Secured by 1-4 family, 1st lien	8,979	1,698	18,185	28,862	222,148	251,010	—
Secured by 1-4 family, junior lien	1,069	228	6,337	7,634	156,313	163,947	—
Installment	78	56	292	426	26,099	26,525	84
Deferred loan fees and related costs	—	—	—	—	157	157	—

Total	$19,717	$7,284	$133,245	$160,246	$1,344,487	$1,504,733	$84

Credit quality

	2012
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$228,441	$8,560	$7,667	$22,412	$267,080
Construction
1-4 family residential construction	12,613	1,294	1,274	2,328	17,509
Commercial construction	98,084	25,513	39,108	26,177	188,882
Real estate
Commercial Mortgage
Owner occupied	212,589	39,003	20,240	19,920	291,752
Non-owner occupied	181,728	39,622	11,828	5,112	238,290
Residential Mortgage
Secured by 1-4 family, 1st lien	167,068	22,433	19,632	15,918	225,051
Secured by 1-4 family, junior lien	132,248	5,656	4,347	5,289	147,540
Installment	49,975	1,202	4,870	255	56,302
Deferred loan fees and related costs	(131)	—	—	—	(131)

Total	$1,082,615	$143,283	$108,966	$97,411	$1,432,275

	2011
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$177,347	$27,916	$33,698	$17,097	$256,058
Construction
1-4 family residential construction	9,483	482	9,151	4,415	23,531
Commercial construction	119,885	53,660	33,315	54,593	261,453
Real estate
Commercial Mortgage
Owner occupied	203,974	44,669	34,108	23,250	306,001
Non-owner occupied	152,829	41,636	12,510	9,076	216,051
Residential Mortgage
Secured by 1-4 family, 1st lien	183,243	30,424	19,158	18,185	251,010
Secured by 1-4 family, junior lien	145,495	4,695	7,420	6,337	163,947
Installment	17,913	3,881	4,523	208	26,525
Deferred loan fees and related costs	157	—	—	—	157

Total	$1,010,326	$207,363	$153,883	$133,161	$1,504,733

Loans determined to be TDRs

	2012
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	2	$902	$890	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	—	1	5,300	5,198
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	1	218	218
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	2	$902	$890	2	$5,518	$5,416

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

	2011
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	2	572	562	5	1,329	1,354
Real estate
Commercial Mortgage
Owner occupied	—	—	—	4	2,419	2,249
Non-owner occupied	1	4,965	5,076	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	316	316	4	1,449	1,417
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	4	$5,853	$5,954	13	$5,197	$5,020

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

Loans modified as TDRs within the months and for which there was a payment default during the period previous twelve

	2012		2011
Troubled Debt Restructurings That Subsequently Defaulted	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial & Industrial	—	$—	—	$—
Construction
1-4 family residential construction	—	—	1	1,598
Commercial construction	6	1,740	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	1	3,628
Non-owner occupied	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	650	18	3,006
Secured by 1-4 family, junior lien	—	—	—	—
Installment	—	—	—	—

Total	7	$2,390	20	$8,232